Issuance of ordinary shares and warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Millions					12 Months Ended
	Aug. 14, 2013 USD ($) $ / shares shares	Aug. 14, 2013 CNY (¥) shares	Aug. 14, 2013 $ / shares shares	Aug. 13, 2013 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares	May 31, 2014 $ / shares	May 31, 2014 CNY (¥)	Feb. 28, 2014 $ / shares	Feb. 28, 2014 CNY (¥)	Nov. 30, 2013 $ / shares	Nov. 30, 2013 CNY (¥)
Issuance of ordinary shares and warrants
Value of shares issued	$ 24	¥ 147,998
Par value (in dollars per share)								$ 0.0001		$ 0.0001
Proceeds from issuance of offering | ¥		¥ 128,529
Fair value of warrants | ¥									¥ 172,916
Fair value of warrants in excess of net proceeds of equity offering | ¥					¥ 44,396
Gain recognized based on a subsequent change in fair value of the warrants | ¥					¥ 70,882	¥ 39,593	¥ 74,014
Series A-1 Warrant
Issuance of ordinary shares and warrants
Exercisable period	3 months	3 months
Fair value of warrants | ¥																¥ 35,693
Series A-2 Warrant
Issuance of ordinary shares and warrants
Exercisable period	6 months	6 months
Fair value of warrants | ¥														¥ 2,797
Series A-3 Warrant
Issuance of ordinary shares and warrants
Exercisable period	9 months	9 months
Fair value of warrants | ¥												¥ 3,530
Series B Warrant
Issuance of ordinary shares and warrants
Anti-dilution adjustments period	9 months	9 months
Exercisable period after the one-year anniversary	1 day	1 day
Expiration period	2 years	2 years
Ordinary shares
Issuance of ordinary shares and warrants
Number of shares issued | shares	15,228,425	15,228,425	15,228,425
Par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares | Series A-1 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 1.886		$ 1.886
Ordinary shares | Series A-1 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	12,724,164		12,724,164
Ordinary shares | Series A-2 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 1.886		$ 1.886
Ordinary shares | Series A-2 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	12,724,164		12,724,164
Ordinary shares | Series A-3 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 1.886		$ 1.886
Ordinary shares | Series A-3 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	12,724,164		12,724,164
Ordinary shares | Series B Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 2.18		$ 2.18
Ordinary shares | Series B Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	50,896,656		50,896,656
ADS
Issuance of ordinary shares and warrants
Number of shares issued | shares	3,045,685	3,045,685	3,045,685
Issue price (in dollars per share)	$ 7.88		$ 7.88
Offering price as a percentage of volume-weighted average price of ADSs				94.00%
Share price (in dollars per share)				$ 8.383
ADS | Series A-1 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 9.43		$ 9.43
Exercise price (in dollars per share)															$ 9.43
ADS | Series A-1 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	2,544,833		2,544,833
ADS | Series A-2 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 9.43		$ 9.43
Exercise price (in dollars per share)													$ 9.43
ADS | Series A-2 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	2,544,833		2,544,833
ADS | Series A-3 Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 9.43		$ 9.43					$ 9.43
Exercise price (in dollars per share)											$ 9.43
ADS | Series A-3 Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	2,544,833		2,544,833
ADS | Series B Warrant
Issuance of ordinary shares and warrants
Initial exercise price (in dollars per share)	$ 10.90		$ 10.90
ADS | Series B Warrant | Maximum
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares	10,179,332		10,179,332